Redeemable Non-Controlling Interests (Details)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Jun. 13, 2022 USD ($)	Jun. 13, 2022 CNY (¥)	Nov. 30, 2017 CNY (¥)
Redeemable Non-Controlling Interests (Details) [Line Items]
Preferred share percentage				22.8395%	22.8395%
Cash				$ 29,467,667	¥ 200,000,000	¥ 90,000
Account receivable (in Yuan Renminbi) | $	$ 8,936,315		$ 5,167,701
Investment percentage	100.00%	100.00%
Aggregate percentage	65.00%	65.00%
Sunrise Guizhou [Member]
Redeemable Non-Controlling Interests (Details) [Line Items]
Account receivable (in Yuan Renminbi) | ¥		¥ 200,000,000